Allowance for Loan and Lease Losses Impaired Loans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Impaired Financing Receivable, Average Investment	$ 208,575	$ 228,453	$ 216,812	$ 235,896	$ 251,274	$ 275,672	$ 244,332
Impaired Financing Receivable, Interest Income, Cash Basis Method	$ 1,134	$ 1,258	$ 2,375	$ 2,138	$ 4,805	$ 21,480	$ 21,365